PREPAID EXPENSES	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
PREPAID EXPENSES	As at December 31, 2019 and 2018, the Company had the following prepaid expenses:
	2019	2018
	$	$

Market Registration Fees	—	8,751
Legal Retainer	—	13,460

	—	22,211